Segment reporting (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of excise duty [Line Items]
Excise duty	₨ 173	₨ 939	₨ 842